Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	LORD ABBETT SECURITIES TRUST
Central Index Key	0000898031
Amendment Flag	false
Document Creation Date	Jun. 24, 2016
Document Effective Date	Jun. 24, 2016
Prospectus Date	Mar. 01, 2016